Long- term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2019	Sep. 03, 2018 CNY (¥)
Long Term Investment
Long-term Investments, Total	¥ 5,383	$ 780	¥ 5,357
Shanghai Three Drivers Culture Media Co Limited
Long Term Investment
Investment in cash				¥ 2,250		¥ 4,000
Percentage of equity interest				49.00%	40.00%
Carrying value of equity investment	¥ 5,383		¥ 5,357